Group information - Additional Information (Details) - BRL (R$) R$ in Thousands		2 Months Ended	12 Months Ended
	Oct. 18, 2022	Jan. 07, 2022	Dec. 31, 2022	Dec. 31, 2021	May 02, 2022	Jul. 02, 2021
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			R$ 491,817
RH Software
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired					20.00%
Amount paid for the acquisition of the company through the conversion of a mutual agreement					R$ 2,320
Linx Sistemas
Disclosure of detailed information about business combination [line items]
Percentage of equity interest acquired						40.00%
Increase (Decrease) of capital		R$ 6,083
Loan conversion		875
Consideration transferred, acquisition-date fair value		R$ 6,958
Hubcount Tecnologia
Disclosure of detailed information about business combination [line items]
Group's equity interest			75.60%	0.00%
Questor Sistemas S.A (“Questor”)
Disclosure of detailed information about business combination [line items]
Group's equity interest			50.00%	50.00%
Creditinfo
Disclosure of detailed information about business combination [line items]
Percentage of remaining interest in the Group.	47.75%
Valuation of the remaining interest at fair value	R$ 8,584
Later than three years and not later than four years | RH Software
Disclosure of detailed information about business combination [line items]
Percentage of option to purchase additional interest			30.00%
Bottom of range | Later than two years and not later than three years | RH Software
Disclosure of detailed information about business combination [line items]
Additional Participation Purchase Option Period			2 years
Top of range | Later than three years and not later than four years | RH Software
Disclosure of detailed information about business combination [line items]
Additional Participation Purchase Option Period			3 years